BUSINESS SEGMENT INFORMATION (Details Narrative) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2012 Jack Frost Mountain And Big Boulder Ski Area	Oct. 31, 2012 Jack Frost Mountain And Big Boulder Ski Area	Apr. 30, 2012 Jack In The Box	Oct. 31, 2012 Jack In The Box	Oct. 31, 2010 Applebees
Proceeds from sale of real estate	$ 10,911,419	$ 9,000,000	$ 9,000,000	$ 1,911,419	$ 1,911,419	$ 1,450,000